FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2019

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCKS
ENERGY — 0.3%
PHI Group, Inc.(a)(b)(c)	2,602,492	$16,916,198
PHI Group, Inc., Restricted(a)(b)(c)	1,203,928	7,825,532
		$24,741,730
INDUSTRIALS — 0.0%
Boart Longyear Ltd.(c)	874,320	$993,958
TOTAL COMMON STOCKS — 0.3% (Cost $31,764,951)		$25,735,688

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.7%
AGENCY — 1.7%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$15,515,508	$15,555,316
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	5,758,105	5,835,587
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049(d)	13,437,528	88,299
Government National Mortgage Association 2014-175 IO — 0.772% 4/16/2056(d)	183,045,258	8,521,123
Government National Mortgage Association 2014-169 A — 2.60% 11/16/2042	3,640,800	3,649,663
Government National Mortgage Association 2015-21 A — 2.60% 11/16/2042	6,647,054	6,665,791
Government National Mortgage Association 2014-148 A — 2.65% 11/16/2043	10,916,725	10,937,020
Government National Mortgage Association 2019-39 A — 3.10% 5/16/2059	68,256,565	69,185,865
Government National Mortgage Association 2011-9 C, VRN — 3.499% 9/16/2041(d)	4,607,576	4,641,313
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050(d)	22,097	22,382
		$125,102,359
AGENCY STRIPPED — 2.8%
Government National Mortgage Association 2004-10 IO — 0.000% 1/16/2044(d)	$3,869,406	$4
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(d)	9,037,950	43,491
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042(d)	16,555	15
Government National Mortgage Association 2009-105 IO — 0.183% 11/16/2049(d)	4,902,444	16,403
Government National Mortgage Association 2009-86 IO — 0.249% 10/16/2049(d)	11,410,281	51,859
Government National Mortgage Association 2009-71 IO — 0.264% 7/16/2049(d)	3,131,156	24,004
Government National Mortgage Association 2009-49 IO — 0.347% 6/16/2049(d)	7,901,803	70,317
Government National Mortgage Association 2008-8 IO — 0.351% 11/16/2047(d)	4,599,606	15,633
Government National Mortgage Association 2012-125 IO — 0.387% 2/16/2053(d)	69,809,136	1,643,586
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049(d)	2,789,808	20,342
Government National Mortgage Association 2012-25 IO — 0.433% 8/16/2052(d)	73,311,392	1,011,961
Government National Mortgage Association 2010-123 IO — 0.508% 9/16/2050(d)	6,212,123	93,493
Government National Mortgage Association 2005-9 IO — 0.509% 1/16/2045(d)	871,429	2,614
Government National Mortgage Association 2009-60 IO — 0.509% 6/16/2049(d)	6,970,506	60,883
Government National Mortgage Association 2009-30 IO — 0.57% 3/16/2049(d)	5,102,069	135,730
Government National Mortgage Association 2007-77 IO — 0.573% 11/16/2047(d)	20,876,328	247,940
Government National Mortgage Association 2015-41 IO — 0.592% 9/16/2056(d)	32,149,607	1,284,264
Government National Mortgage Association 2013-45 IO — 0.593% 12/16/2053(d)	63,995,756	1,142,740
Government National Mortgage Association 2008-24 IO — 0.602% 11/16/2047(d)	282,687	1,802
Government National Mortgage Association 2014-157 IO — 0.611% 5/16/2055(d)	123,452,332	4,355,806
Government National Mortgage Association 2012-79 IO — 0.663% 3/16/2053(d)	113,859,082	3,086,071

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Government National Mortgage Association 2013-125 IO — 0.673% 10/16/2054(d)	$19,663,298	$618,717
Government National Mortgage Association 2014-110 IO — 0.69% 1/16/2057(d)	65,100,972	2,752,677
Government National Mortgage Association 2012-58 IO — 0.693% 2/16/2053(d)	204,552,746	5,017,065
Government National Mortgage Association 2012-150 IO — 0.70% 11/16/2052(d)	62,315,830	2,157,443
Government National Mortgage Association 2014-77 IO — 0.716% 12/16/2047(d)	45,549,753	1,527,443
Government National Mortgage Association 2014-138 IO — 0.734% 4/16/2056(d)	27,636,821	1,210,719
Government National Mortgage Association 2015-19 IO — 0.739% 1/16/2057(d)	87,128,360	4,256,412
Government National Mortgage Association 2004-43 IO — 0.744% 6/16/2044(d)	9,434,137	117,702
Government National Mortgage Association 2015-86 IO — 0.748% 5/16/2052(d)	66,050,277	3,004,733
Government National Mortgage Association 2014-153 IO — 0.757% 4/16/2056(d)	202,356,352	9,046,422
Government National Mortgage Association 2015-7 IO — 0.761% 1/16/2057(d)	54,392,690	2,836,073
Government National Mortgage Association 2014-187 IO — 0.771% 5/16/2056(d)	134,246,176	6,091,675
Government National Mortgage Association 2012-114 IO — 0.786% 1/16/2053(d)	40,668,425	1,731,361
Government National Mortgage Association 2014-135 IO — 0.786% 1/16/2056(d)	258,445,332	11,988,607
Government National Mortgage Association 2014-164 IO — 0.789% 1/16/2056(d)	227,752,639	9,526,141
Government National Mortgage Association 2015-47 IO — 0.815% 10/16/2056(d)	152,087,905	7,179,690
Government National Mortgage Association 2015-101 IO — 0.821% 3/16/2052(d)	150,286,284	6,964,973
Government National Mortgage Association 2008-45 IO — 0.852% 2/16/2048(d)	2,595,403	4,935
Government National Mortgage Association 2006-55 IO — 0.855% 8/16/2046(d)	6,647,881	70,402
Government National Mortgage Association 2015-108 IO — 0.869% 10/16/2056(d)	29,632,615	1,493,641
Government National Mortgage Association 2015-150 IO — 0.898% 9/16/2057(d)	205,731,838	12,225,285
Government National Mortgage Association 2015-114 IO — 0.899% 3/15/2057(d)	146,764,880	7,885,119
Government National Mortgage Association 2015-169 IO — 0.916% 7/16/2057(d)	217,858,391	12,564,068
Government National Mortgage Association 2015-128 IO — 0.933% 12/16/2056(d)	193,912,633	10,186,347
Government National Mortgage Association 2015-160 IO — 0.944% 1/16/2056(d)	241,072,699	14,002,780
Government National Mortgage Association 2008-48 IO — 0.968% 4/16/2048(d)	8,745,371	124,871
Government National Mortgage Association 2016-125 IO — 0.986% 12/16/2057(d)	118,775,387	8,517,977
Government National Mortgage Association 2016-65 IO — 0.991% 1/16/2058(d)	224,770,809	16,099,973
Government National Mortgage Association 2016-106 IO — 1.02% 9/16/2058(d)	233,562,682	16,158,263
Government National Mortgage Association 2008-92 IO — 1.198% 10/16/2048(d)	12,239,311	110,607
Government National Mortgage Association 2004-108 IO — 1.922% 12/16/2044(d)	383,464	2,676
Government National Mortgage Association 2006-30 IO — 2.392% 5/16/2046(d)	850,613	9,218
Government National Mortgage Association 2015-41 AF, VRN — 3.051% 9/16/2056(d)	18,917,350	19,572,362
		$208,365,335
NON-AGENCY — 4.2%
Aventura Mall Trust 2013-AVM A — 3.743% 12/5/2032(d)(e)	$37,824,000	$38,089,067
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(d)	3,097,961	3,097,614
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	4,148,778	4,229,683
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.19% 10/12/2050	18,524,000	18,971,145
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	10,597,000	10,813,891
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.152% 10/15/2031(d)(e)	784,598	783,546
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.152% 10/15/2031(d)(e)	8,340,000	8,308,483
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(e)	44,816,836	45,775,916
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(e)	18,403,000	18,813,545
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(e)	7,922,000	7,970,535

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
J.P. Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(e)	$7,277,000	$7,303,795
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(e)	10,795,966	10,992,430
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	7,605,000	7,851,166
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 3.48% 11/24/2031(d)(e)	2,125,865	2,126,183
OBP Depositor LLC Trust 2010-OBP A — 4.646% 7/15/2045(e)	4,000,000	4,003,762
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.40% 5/10/2045	6,609,027	6,752,060
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(e)	13,266,000	13,512,393
Wells Fargo Commercial Mortgage Trust 2019-C51 A1 — 2.276% 6/15/2052	10,818,775	10,844,092
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	34,211,085	34,778,883
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.87% 11/15/2045	8,109,560	8,238,789
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	21,510,000	21,841,011
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	4,504,000	4,607,462
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	30,588,000	30,826,427
		$320,531,878
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $690,330,074)		$653,999,572

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.0%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.6%
Federal Home Loan Mortgage Corp. 4170 QE — 2.00% 5/15/2032	$2,190,062	$2,189,353
Federal Home Loan Mortgage Corp. 3979 HD — 2.50% 12/15/2026	2,166,130	2,184,417
Federal Home Loan Mortgage Corp. 4304 DA — 2.50% 1/15/2027	820,526	829,457
Federal Home Loan Mortgage Corp. 4010 DE — 2.50% 2/15/2027	2,568,152	2,596,551
Federal Home Loan Mortgage Corp. 3914 MA — 3.00% 6/15/2026	1,750,796	1,791,386
Federal Home Loan Mortgage Corp. 4297 CA — 3.00% 12/15/2030	3,009,108	3,060,700
Federal Home Loan Mortgage Corp. 4664 TA — 3.00% 9/15/2037	4,837,493	4,910,945
Federal Home Loan Mortgage Corp. 4504 DN — 3.00% 10/15/2040	9,903,149	10,072,748
Federal Home Loan Mortgage Corp. 3862 MB — 3.50% 5/15/2026	14,659,471	15,119,161
Federal Home Loan Mortgage Corp. 3828 VE — 4.50% 1/15/2024	847,297	890,081
Federal Home Loan Mortgage Corp. 4395 NT — 4.50% 7/15/2026	6,873,469	7,189,288
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	14,706,721	14,618,419
Federal National Mortgage Association 2014-21 ED — 2.25% 4/25/2029	570,740	570,121
Federal National Mortgage Association 2013-135 KM — 2.50% 3/25/2028	1,291,203	1,304,035
Federal National Mortgage Association 4387 VA — 3.00% 2/15/2026	447,147	453,993
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	7,958,028	8,116,810
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	1,653,897	1,693,785
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	18,741,085	19,079,789
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	19,373,487	19,571,046
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	13,677,000	13,818,769
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	11,563,553	11,814,594
Federal National Mortgage Association 2012-144 PD — 3.50% 4/25/2042	3,592,774	3,684,511
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	12,266,301	12,422,349
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	13,875,475	14,063,275
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	20,713,779	20,994,890

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	$1,521	$1,521
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	903,534	924,923
Federal National Mortgage Association 2010-43 MK — 5.50% 5/25/2040	1,529,414	1,654,639
		$195,621,556
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.755% — 4.853% 3/1/2036(d)	$540,416	$562,890
AGENCY POOL FIXED RATE — 8.5%
Federal Home Loan Mortgage Corp. J24941 — 2.00% 8/1/2023	$1,502,922	$1,504,832
Federal Home Loan Mortgage Corp. J20834 — 2.50% 10/1/2027	1,040,075	1,052,616
Federal Home Loan Mortgage Corp. J21434 — 2.50% 12/1/2027	16,778,481	16,980,803
Federal Home Loan Mortgage Corp. G16178 — 2.50% 11/1/2028	19,119,751	19,350,305
Federal Home Loan Mortgage Corp. J16678 — 3.00% 9/1/2026	3,938,442	4,040,400
Federal Home Loan Mortgage Corp. J17544 — 3.00% 12/1/2026	5,631,587	5,777,376
Federal Home Loan Mortgage Corp. J17774 — 3.00% 1/1/2027	1,137,709	1,166,807
Federal Home Loan Mortgage Corp. G15418 — 3.00% 11/1/2027	1,502,890	1,541,796
Federal Home Loan Mortgage Corp. G16406 — 3.00% 1/1/2028	17,600,341	18,072,476
Federal Home Loan Mortgage Corp. G16476 — 3.00% 4/1/2028	25,183,269	25,858,818
Federal Home Loan Mortgage Corp. G16620 — 3.00% 8/1/2028	7,558,819	7,771,036
Federal Home Loan Mortgage Corp. G16478 — 3.00% 5/1/2030	24,747,729	25,388,393
Federal Home Loan Mortgage Corp. G16592 — 3.00% 2/1/2032	14,529,535	14,910,214
Federal Home Loan Mortgage Corp. G16473 — 3.50% 1/1/2028	28,521,556	29,631,792
Federal Home Loan Mortgage Corp. G16613 — 3.50% 8/1/2028	7,653,207	7,951,117
Federal Home Loan Mortgage Corp. V62149 — 3.50% 9/1/2028	5,134,579	5,334,449
Federal Home Loan Mortgage Corp. J26472 — 3.50% 11/1/2028	6,371,888	6,645,558
Federal Home Loan Mortgage Corp. G15169 — 4.50% 9/1/2026	1,272,657	1,331,491
Federal Home Loan Mortgage Corp. G15272 — 4.50% 9/1/2026	558,534	577,622
Federal Home Loan Mortgage Corp. G15875 — 4.50% 9/1/2026	1,904,583	1,988,179
Federal Home Loan Mortgage Corp. G15036 — 5.00% 6/1/2024	464,429	473,362
Federal Home Loan Mortgage Corp. G13667 — 5.00% 8/1/2024	51,074	52,261
Federal Home Loan Mortgage Corp. G15173 — 5.00% 6/1/2026	419,541	429,399
Federal Home Loan Mortgage Corp. G15407 — 5.00% 6/1/2026	1,607,389	1,667,277
Federal Home Loan Mortgage Corp. J01270 — 5.50% 2/1/2021	12,516	12,691
Federal Home Loan Mortgage Corp. G15230 — 5.50% 12/1/2024	1,028,500	1,058,918
Federal Home Loan Mortgage Corp. G15458 — 5.50% 12/1/2024	258,260	267,345
Federal Home Loan Mortgage Corp. G14460 — 6.00% 1/1/2024	94,679	97,791
Federal Home Loan Mortgage Corporation J16662 — 3.00% 9/1/2026	1,453,674	1,490,852
Federal Home Loan Mortgage Corporation J17197 — 3.00% 11/1/2026	2,425,814	2,487,855
Federal Home Loan Mortgage Corporation ZK3908 — 3.00% 2/1/2027	879,146	901,416
Federal Home Loan Mortgage Corporation ZK3970 — 3.00% 3/1/2027	729,570	748,052
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	252,601	252,657
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	166,461	166,539
Federal National Mortgage Association AQ7281 — 2.00% 12/1/2027	966,435	963,333
Federal National Mortgage Association MA2449 — 2.50% 11/1/2025	9,641,026	9,743,004
Federal National Mortgage Association AL1366 — 2.50% 2/1/2027	4,187,753	4,232,049
Federal National Mortgage Association AB4720 — 2.50% 3/1/2027	3,805,366	3,849,185
Federal National Mortgage Association AK7393 — 2.50% 3/1/2027	1,721,061	1,740,878
Federal National Mortgage Association AK7766 — 2.50% 3/1/2027	6,252,396	6,324,392

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Federal National Mortgage Association AB6192 — 2.50% 9/1/2027	$1,647,648	$1,666,620
Federal National Mortgage Association BM5514 — 2.50% 2/1/2029	36,550,460	36,971,339
Federal National Mortgage Association BM1595 — 2.50% 3/1/2031	2,003,056	2,026,121
Federal National Mortgage Association MA2726 — 3.00% 8/1/2026	2,701,709	2,773,526
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	1,363,585	1,397,701
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	722,414	740,488
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	20,254,953	20,761,719
Federal National Mortgage Association MA0953 — 3.00% 1/1/2027	3,489,853	3,577,167
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	1,295,946	1,328,369
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	1,431,081	1,467,780
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	1,522,092	1,560,649
Federal National Mortgage Association AL5254 — 3.00% 11/1/2027	1,892,897	1,940,256
Federal National Mortgage Association AL3773 — 3.00% 6/1/2028	2,271,482	2,329,733
Federal National Mortgage Association AL5638 — 3.00% 6/1/2028	1,101,382	1,129,282
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	1,264,940	1,296,983
Federal National Mortgage Association MA3480 — 3.00% 8/1/2028	5,212,565	5,356,012
Federal National Mortgage Association AU6681 — 3.00% 9/1/2028	12,822,958	13,175,838
Federal National Mortgage Association MA3485 — 3.00% 9/1/2028	2,752,444	2,828,189
Federal National Mortgage Association 890837 — 3.00% 10/1/2028	15,123,808	15,511,649
Federal National Mortgage Association BM4299 — 3.00% 3/1/2030	36,913,184	37,836,730
Federal National Mortgage Association BM3539 — 3.00% 10/1/2030	30,534,539	31,336,663
Federal National Mortgage Association BM3973 — 3.00% 4/1/2032	47,622,190	48,932,724
Federal National Mortgage Association AB1940 — 3.50% 12/1/2025	1,493,618	1,548,096
Federal National Mortgage Association AJ1758 — 3.50% 9/1/2026	2,661,552	2,758,629
Federal National Mortgage Association AL4229 — 3.50% 2/1/2027	19,348,389	20,054,102
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	24,732,257	25,680,714
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	5,303,732	5,507,125
Federal National Mortgage Association AL4237 — 3.50% 10/1/2027	16,048,444	16,643,825
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	6,505,053	6,754,515
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	6,723,129	6,968,349
Federal National Mortgage Association MA3514 — 3.50% 11/1/2028	17,405,610	18,073,098
Federal National Mortgage Association MA3542 — 3.50% 12/1/2028	16,126,514	16,744,950
Federal National Mortgage Association AL9783 — 3.50% 2/1/2029	17,702,653	18,359,404
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	13,345,472	13,878,109
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	592,736	617,623
Federal National Mortgage Association FM1102 — 4.00% 3/1/2031	8,815,587	9,196,741
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	1,161,562	1,194,487
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	72,622	74,280
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	62,075	64,832
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	389,265	401,007
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	347,459	357,143
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	140,572	142,318
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	26,464	27,318
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	238,748	244,179
Government National Mortgage Association 782281 — 6.00% 3/15/2023	477,486	496,098
		$635,567,816
AGENCY STRIPPED — 1.2%
Federal Home Loan Mortgage Corp. 217 PO — 0.00% 1/1/2032(f)	$155,458	$143,048

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Federal Home Loan Mortgage Corp. 3763 NI — 3.50% 5/15/2025	$814,955	$30,792
Federal Home Loan Mortgage Corp. 3917 AI — 4.50% 7/15/2026	6,663,237	407,974
Federal Home Loan Mortgage Corp. 217 IO — 6.50% 1/1/2032	149,690	33,989
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	9,199	151
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	396,207	70,476
Resolution Funding Corp. — 0.00% 10/15/2020(f)	89,328,000	88,105,814
		$88,792,244
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.7%
BRAVO Residential Funding Trust 2019-1 A1C — 3.50% 3/25/2058(e)	$33,035,854	$33,931,733
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(d)(e)	21,642,738	21,739,018
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(d)(e)	51,937,358	53,699,972
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	4,864	4,845
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(d)(e)	6,728,946	6,833,113
Finance of America HECM Buyout — 2.656% 12/27/2049(b)(e)	47,549,000	47,556,432
Finance of America Structured Securities Trust 2018-HB1 M1, VRN — 3.774% 9/25/2028(d)(e)	15,845,000	15,893,787
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(d)(e)	36,173,745	36,803,451
Mill City Mortgage Loan Trust 2018-3 A1, VRN — 3.50% 8/25/2058(d)(e)	21,580,369	22,074,335
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(d)(e)	7,922,000	7,909,320
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(d)(e)	10,270,000	10,298,852
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028(d)(e)	8,381,000	8,406,964
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(d)(e)	3,254,790	3,335,166
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(d)(e)	11,651,983	11,605,155
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(d)(e)	5,438,173	5,440,196
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(d)(e)	27,587,514	27,869,450
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(d)(e)	58,365,334	59,222,009
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 7/25/2058(d)(e)	45,847,838	46,658,222
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060(d)(e)	15,860,300	15,990,059
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(d)(e)	15,006,928	15,123,699
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(d)(e)	8,890,997	8,954,781
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.75% 3/25/2058(d)(e)	46,939,611	48,139,603
		$507,490,162
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,406,769,723)		$1,428,034,668

ASSET-BACKED SECURITIES — 52.0%
AUTO — 18.2%
Ally Auto Receivables Trust 2019-3 A3 — 1.93% 5/15/2024	$70,270,000	$70,239,833
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	3,758,000	3,756,189
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	7,060,084
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	9,439,880	9,439,385
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	7,547,000	7,592,893
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	9,585,000	9,589,034
BMW Vehicle Owner Trust 2019-A A3 — 1.92% 1/25/2024	32,758,000	32,779,011
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	7,313,476	7,318,848
CarMax Auto Owner Trust 2019-3 A3 — 2.18% 8/15/2024	41,843,000	41,902,476

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	$18,953,000	$19,026,636
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	22,270,000	22,474,773
CarMax Auto Owner Trust 2018-2 A4 — 3.16% 7/17/2023	6,059,000	6,184,070
CarMax Auto Owner Trust 2019-1 A4 — 3.26% 8/15/2024	24,353,000	25,025,094
CarMax Auto Owner Trust 2019-1 B — 3.45% 11/15/2024	13,090,000	13,492,028
CarMax Auto Owner Trust 2018-4 A4 — 3.48% 2/15/2024	22,031,000	22,801,001
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(e)	13,745,659	13,773,228
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(e)	36,562,000	36,825,575
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(e)	4,174,000	4,178,352
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(e)	8,149,000	8,163,600
Ford Credit Auto Lease Trust 2019-B B — 2.36% 1/15/2023	32,914,000	32,999,497
Ford Credit Auto Owner Trust 2019-C A3 — 1.87% 3/15/2024	30,639,000	30,606,520
GM Financial Automobile Leasing Trust 2019-3 A4 — 2.03% 7/20/2023	5,929,000	5,920,061
GM Financial Automobile Leasing Trust 2019-3 B — 2.16% 7/20/2023	21,492,000	21,430,976
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	15,743,000	15,787,853
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	3,750,000	3,752,908
GM Financial Automobile Leasing Trust 2019-2 B — 2.89% 3/20/2023	12,206,000	12,319,634
GM Financial Automobile Leasing Trust 2019-1 B — 3.37% 12/20/2022	43,632,000	44,290,660
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.78% 8/15/2023	33,626,000	33,537,237
Honda Auto Receivables Owner Trust 2019-4 A3 — 1.83% 1/18/2024	32,441,000	32,359,560
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.54% 3/21/2025	21,573,000	21,856,976
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	37,617,000	38,039,518
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.90% 6/18/2024	14,962,000	15,291,893
Hyundai Auto Lease Securitization Trust 2019-B A4 — 2.03% 6/15/2023(e)	10,870,000	10,840,215
Hyundai Auto Lease Securitization Trust 2019-B B — 2.13% 11/15/2023(e)	41,387,000	41,266,316
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(e)	10,394,000	10,399,806
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(e)	23,622,000	23,761,854
Hyundai Auto Lease Securitization Trust 2019-A B — 3.25% 10/16/2023(e)	12,636,000	12,793,366
Hyundai Auto Receivables Trust 2019-A A4 — 2.71% 5/15/2025	22,000,000	22,339,876
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	27,125,000	27,568,572
Mercedes-Benz Auto Lease Trust 2019-B A4 — 2.05% 8/15/2025	20,719,000	20,702,516
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	6,318,000	6,328,719
Mercedes-Benz Auto Receivables Trust 2019-1 A3 — 1.94% 3/15/2024	48,937,000	48,908,240
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.15% 10/15/2024	32,591,000	33,394,437
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	11,332,000	11,333,477
Nissan Auto Lease Trust 2019-B A4 — 2.29% 4/15/2025	21,027,000	21,075,825
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.93% 7/15/2024	35,456,000	35,482,947
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	26,639,631	26,741,978
Nissan Auto Receivables Owner Trust 2019-A A3 — 2.90% 10/16/2023	5,864,000	5,957,733
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.16% 12/16/2024	27,408,000	28,102,489
Prestige Auto Receivables Trust 2019-1A B — 2.53% 1/16/2024(e)	17,546,000	17,602,782
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(e)	30,628,000	30,638,043
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.91% 9/15/2023	37,055,000	37,063,823
Toyota Auto Receivables Owner Trust 2019-D A3 — 1.92% 1/16/2024	34,225,000	34,204,465
Volkswagen Auto Lease Trust 2019-A A4 — 2.02% 8/20/2024	16,152,000	16,099,270
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(e)	12,425,000	12,455,666
World Omni Auto Receivables Trust 2019-C A3 — 1.96% 12/16/2024	40,212,000	40,127,382
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	30,967,763	31,103,021
World Omni Auto Receivables Trust 2018-A B — 2.89% 4/15/2025	4,865,000	4,928,065

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
World Omni Auto Receivables Trust 2018-B A4 — 3.03% 6/17/2024	$1,982,000	$2,023,128
World Omni Auto Receivables Trust 2019-A A3 — 3.04% 5/15/2024	30,746,000	31,288,473
World Omni Auto Receivables Trust 2019-A B — 3.34% 6/16/2025	10,560,000	10,813,806
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.07% 2/18/2025	21,951,000	21,899,992
World Omni Automobile Lease Securitization Trust 2019-B B — 2.13% 2/18/2025	12,293,000	12,247,061
World Omni Automobile Lease Securitization Trust 2018-B B — 3.43% 3/15/2024	11,060,000	11,221,468
		$1,370,530,214
COLLATERALIZED LOAN OBLIGATION — 9.3%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(e)	$8,136,000	$8,134,731
B&M CLO Ltd. 2014-1A A2R, 3M USD LIBOR + 1.600% — 3.601% 4/16/2026(d)(e)	12,409,000	12,396,914
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.152% 10/17/2026(d)(e)	17,428,601	17,439,669
California Street CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(e)	15,800,000	15,798,294
Cerberus Corporate Credit Solutions Fund, 3M USD LIBOR + 1.530% — 3.531% 10/15/2030(d)(e)	13,879,000	13,843,359
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.751% 4/15/2027(d)(e)	34,796,581	34,809,525
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.450% — 3.451% 10/15/2027(d)(e)	38,840,000	38,830,834
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(e)	3,390,369	3,404,065
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(e)	22,693,000	22,793,623
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.550% — 3.46% 11/15/2029(d)(e)	63,296,000	62,961,291
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, 3M USD LIBOR + 7.250% — 9.16% 11/15/2029(d)(e)	12,772,000	12,121,062
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.384% 12/15/2028(d)	20,977,000	20,121,453
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.900% — 2.903% 10/18/2027(d)(e)	43,913,000	43,913,044
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, 3M USD LIBOR + 0.920% — 2.886% 4/20/2027(d)(e)	36,339,106	36,340,451
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100% — 3.053% 10/22/2025(d)(e)	8,027,863	8,029,541
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(e)	21,762,000	21,826,485
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(e)	47,606,000	47,863,615
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, 3M USD LIBOR + 1.530% — 3.496% 10/20/2029(d)(e)	7,430,000	7,422,778
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.250% — 3.253% 7/18/2030(d)(e)	26,085,000	25,704,968
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.100% — 3.028% 6/22/2030(d)(e)	26,217,000	26,185,539
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.08% 5/15/2026(d)(e)	12,109,757	12,121,092
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950% — 2.952% 4/17/2028(d)(e)	32,022,000	31,916,295
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 3.302% 7/17/2026(d)(e)	22,264,125	22,264,102
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 4.002% 7/17/2026(d)(e)	20,894,000	20,764,541

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
THL Credit Wind River CLO Ltd. 2016-1A AR, 3M USD LIBOR + 1.050% — 3.036% 7/15/2028(d)(e)	$27,873,000	$27,824,166
VCO CLO LLC 2018-1A A, 3M USD LIBOR + 1.500% — 3.466% 7/20/2030(d)(e)	26,276,000	26,281,938
Venture XXV CLO Ltd. 2016-25A AR, 3M USD LIBOR + 1.230% — 2.992% 4/20/2029(d)(e)	35,216,000	35,215,472
Wellfleet CLO Ltd. 2016-1A AR, 3M USD LIBOR + 0.910% — 2.876% 4/20/2028(d)(e)	26,029,000	25,954,791
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(e)	5,603,859	5,603,142
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(e)	7,293,544	7,292,676
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(e)	2,454,053	2,453,869
		$697,633,325
CREDIT CARD — 3.8%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$39,998,000	$40,041,506
American Express Credit Account Master Trust 2019-2 A — 2.67% 11/15/2024	16,863,000	17,160,925
American Express Credit Account Master Trust 2019-1 A — 2.87% 10/15/2024	15,004,000	15,319,125
Barclays Dryrock Issuance Trust 2019-1 A — 1.96% 5/15/2025	57,546,000	57,480,651
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(e)	32,022,000	32,230,117
Synchrony Card Funding LLC 2019-A2 A — 2.34% 6/15/2025	64,171,000	64,747,974
Synchrony Card Issuance Trust 2018-A1 A1 — 3.38% 9/15/2024	56,311,000	57,567,192
		$284,547,490
EQUIPMENT — 16.5%
ARI Fleet Lease Trust 2019-A A2A — 2.41% 11/15/2027(e)	$23,167,000	$23,246,379
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(e)	13,974,000	14,061,878
Ascentium Equipment Receivables 2019-2A A3 — 2.19% 11/10/2026(e)	44,282,000	44,141,732
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(e)	10,371,855	10,389,592
Ascentium Equipment Receivables Trust 2019-1A A3 — 2.83% 5/12/2025(e)	58,897,000	59,811,240
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(e)	48,657,000	48,718,464
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(e)	22,666,000	22,725,766
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.97% 3/20/2024(e)	8,580,000	8,709,009
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.45% 3/20/2023(e)	13,010,000	13,301,014
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(e)	5,680,412	5,690,712
Chesapeake Funding II LLC 2019-2A A1 — 1.95% 9/15/2031(e)	48,772,305	48,546,211
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(e)	13,554,488	13,559,323
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(e)	8,247,525	8,437,503
Daimler Trucks Retail Trust 2019-1 A4 — 2.79% 5/15/2025(e)	23,397,000	23,733,435
Dell Equipment Finance Trust 2019-2 A3 — 1.91% 10/22/2024(e)	16,374,000	16,317,141
Dell Equipment Finance Trust 2019-2 B — 2.06% 10/22/2024(e)	21,992,000	21,804,613
Dell Equipment Finance Trust 2019-1 B — 2.94% 3/22/2024(e)	27,810,000	28,190,705
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(e)	6,582,035	6,580,555
Enterprise Fleet Financing LLC 2017-2 A3 — 2.22% 1/20/2023(e)	23,511,000	23,546,579
Enterprise Fleet Financing LLC 2019-2 A2 — 2.29% 2/20/2025(e)	46,144,000	46,297,535
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(e)	9,653,000	9,668,911
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.21% 2/18/2025(e)	10,720,000	10,954,585
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(e)	6,407,323	6,414,240
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(e)	8,631,000	8,693,332
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(e)	2,609,000	2,616,050
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.99% 6/17/2024(e)	920,000	930,617
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.23% 5/10/2032(e)	13,897,071	13,994,186

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
HPEFS Equipment Trust 2019-1A B — 2.32% 9/20/2029(e)	$6,292,000	$6,287,482
John Deere Owner Trust 2019-B A3 — 2.21% 12/15/2023	15,542,000	15,619,458
John Deere Owner Trust 2018-A A4 — 2.91% 1/15/2025	24,496,000	24,687,561
John Deere Owner Trust 2019-A A4 — 3.00% 1/15/2026	13,310,000	13,604,671
John Deere Owner Trust 2018-B A4 — 3.23% 6/16/2025	26,991,000	27,602,713
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(e)	41,762,000	42,260,906
Kubota Credit Owner Trust 2018-1A A4 — 3.21% 1/15/2025(e)	6,709,000	6,868,598
MMAF Equipment Finance LLC 2017-B A4 — 2.41% 11/15/2024(e)	16,545,000	16,662,135
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(e)	16,549,339	16,559,619
MMAF Equipment Finance LLC 2019-A A3 — 2.84% 11/13/2023(e)	23,174,000	23,470,426
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.07% 10/15/2024(e)	29,251,000	28,946,790
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(e)	22,933,000	22,952,892
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(e)	20,252,000	20,354,854
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(e)	12,191,000	12,329,927
Prop Series 2017-1A — 5.30% 3/15/2042(b)	21,959,090	21,611,841
Verizon Owner Trust 2019-A A1A — 2.93% 9/20/2023	36,729,000	37,263,958
Verizon Owner Trust 2019-A B — 3.02% 9/20/2023	18,870,000	19,249,164
Verizon Owner Trust 2019-C A1A — 1.94% 4/22/2024	18,616,000	18,590,334
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(e)	16,239,428	16,245,843
Verizon Owner Trust 2019-C B — 2.06% 4/22/2024	42,152,000	41,975,931
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(e)	24,147,000	24,164,444
Verizon Owner Trust 2017-3A B — 2.38% 4/20/2022(e)	19,491,000	19,544,468
Verizon Owner Trust 2019-B B — 2.40% 12/20/2023	42,076,000	42,209,924
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(e)	33,818,000	33,873,056
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(e)	24,278,000	24,572,662
Verizon Owner Trust 2018-A B — 3.38% 4/20/2023	26,414,000	27,077,150
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(e)	5,966,000	5,971,511
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(e)	37,337,209	37,427,419
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.13% 11/15/2023(e)	17,060,000	17,418,045
Wheels SPV 2 LLC 2019-1A A3 — 2.35% 5/22/2028(e)	32,817,000	32,859,852
Wheels SPV 2 LLC 2018-1A A3 — 3.24% 4/20/2027(e)	12,759,000	12,936,438
		$1,252,281,379
OTHER — 4.2%
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3 AT3 — 2.512% 9/15/2052(e)	$31,799,000	$31,746,827
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(e)	23,090,014	23,075,583
New Residential Mortgage LLC 2018-FNT2 A — 3.79% 7/25/2054(e)	28,172,024	28,154,417
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(e)	10,986,218	10,979,351
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(e)	12,503,236	12,495,421
PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022(e)	22,138,000	22,161,783
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(e)	16,852,000	16,880,712
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022(e)	7,305,000	7,290,646
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(e)	7,798,000	7,790,328
PFS Financing Corp. 2019-A A2 — 2.86% 4/15/2024(e)	20,397,000	20,649,419
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(e)	28,344,000	28,559,627
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(e)	7,809,000	7,847,359
PFS Financing Corp. 2019-A B — 3.13% 4/15/2024(e)	4,897,000	4,964,641
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(e)	35,001,000	35,388,895

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(e)	$17,375,000	$17,527,919
PFS Financing Corp. 2018-F A — 3.52% 10/15/2023(e)	31,951,000	32,298,288
PFS Financing Corp. 2018-F B — 3.77% 10/15/2023(e)	5,641,000	5,715,579
		$313,526,795
TOTAL ASSET-BACKED SECURITIES (Cost $3,901,470,896)		$3,918,519,203

CORPORATE BONDS & NOTES — 1.7%
BASIC MATERIALS — 0.9%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.00% 12/31/2022	$67,602,030	$67,095,015
COMMUNICATIONS — 0.2%
Cisco Systems, Inc. — 2.45% 6/15/2020	$19,864,000	$19,875,978
CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,523	$2,624
CONSUMER, NON-CYCLICAL — 0.6%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 11.50% 6/30/2024(e)	$44,467,693	$43,661,716
TECHNOLOGY — 0.0%
Oracle Corp. — 3.875% 7/15/2020	$842,000	$850,696
TOTAL CORPORATE BONDS & NOTES (Cost $131,300,526)		$131,486,029

CORPORATE BANK DEBT — 4.3%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 9.549% 9/29/2025(a)(d)	$32,532,986	$32,451,653
Boart Longyear Management Pty Ltd. TL, 10.000% Cash or 11.000% PIK — 11.000% 10/23/2020(a)	4,891,724	4,885,903
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.799% 2/27/2022(a)(d)	26,697,000	25,918,249
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 8.800% 12/31/2022(a)(d)	36,400,000	36,218,000
Hanjin International Corp., 1M USD LIBOR + 2.500% — 4.299% 10/18/2020(a)(d)	3,327,000	3,310,365
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 6.159% 6/23/2023(a)(d)	32,827,507	28,806,137
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 7.549% 12/22/2024(a)(d)	14,058,744	14,014,881
MB2LTL, 2M USD LIBOR + 9.250% — 11.085% 11/30/2023(a)(b)(d)	6,816,000	6,786,010
MEC Filo TL 1, 1M USD LIBOR + 9.500% — 11.50% 2/12/2021(a)(b)(d)	19,768,000	19,768,000
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 8.400% 11/25/2024(a)(b)(d)	12,457,050	12,335,008
OTGTL, 3M USD LIBOR + 7.000% — 8.981% 8/23/2021(a)(b)(d)	25,573,000	25,518,274
Polyconcept North America Holdings, Inc., 1M USD LIBOR + 4.500% — 6.200% 8/16/2023(a)(d)	24,743,000	24,681,142
SDTL, 11/22/2021(a)(b)(d)
1M USD LIBOR + 4.500% — 6.299%	3,801,411	3,782,138
3M USD LIBOR + 4.500% — 6.830%	6,001,000	5,970,575
Transform SR Holdings LLC Term Loan B, 3M USD LIBOR + 7.250% — 9.184% 2/12/2024(a)(d)	30,268,000	30,268,605
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 5.945% 9/9/2021(a)(d)	28,362,729	28,080,803
ZW1L, 3M USD LIBOR + 5.000% — 6.930% 11/16/2022(a)(b)(d)	14,621,100	14,546,532
ZW2L, 3M USD LIBOR + 9.000% — 10.950% 11/16/2023(a)(b)(d)	3,362,964	3,361,417

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
TOTAL CORPORATE BANK DEBT (Cost $322,472,905)		$320,703,692
U.S. TREASURIES — 13.5%
U.S. Treasury Bills — 1.516% 1/7/2020	$122,717,000	$122,692,285
U.S. Treasury Bills — 1.482% 1/14/2020	370,196,000	370,013,345
U.S. Treasury Notes — 1.75% 7/15/2022	521,298,000	523,031,942
TOTAL U.S. TREASURIES (Cost $1,015,062,293)		$1,015,737,572
TOTAL BONDS & DEBENTURES — 99.2% (Cost $7,467,406,417)		$7,468,480,736
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $7,499,171,368)		$7,494,216,424
SHORT-TERM INVESTMENTS — 0.2%
State Street Bank Repurchase Agreement — 0.12% 1/2/2020
(Dated 12/31/2019, repurchase price of $13,469,090, collateralized by $13,800,000 principal amount U.S. Treasury Notes — 1.250% 2021, fair value $13,743,268)	$13,469,000	$13,469,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,469,000)		$13,469,000
TOTAL INVESTMENTS — 99.7% (Cost $7,512,640,368)		$7,507,685,424
Other Assets and Liabilities, net — 0.3%		25,007,694
NET ASSETS — 100.0% — NOTE 2		$7,532,693,118

(a)         Restricted securities. These restricted securities constituted 4.59% of total net assets at December 31, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(b)         Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).

(c)          Non-income producing security.

(d)         Variable/Floating Rate Security — The rate shown is based on the latest available information as of December 31, 2019. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)           Zero coupon bond. Coupon amount represents effective yield to maturity.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

December 31, 2019

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 9.549% 9/29/2025	9/26/2017, 4/11/2018, 6/21/2018, 6/25/2018, 7/3/2018, 11/2/2018, 12/3/2018, 1/11/2019, 2/12/2019, 5/29/2019, 9/20/2019, 9/27/2019, 10/16/2019	$32,485,256	$32,451,653	0.44%
Boart Longyear Management Pty Ltd. TL, 10.000% Cash or 11.000% PIK — 11.000% 10/23/2020	9/1/2017, 6/29/2018, 9/29/2018, 12/31/2018, 1/11/2019, 3/29/2019, 6/28/2019, 9/30/2019, 12/31/2019	4,844,267	4,885,903	0.06%
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.799% 2/27/2022	12/10/2019	25,762,605	25,918,249	0.34%
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 8.800% 12/31/2022	12/21/2018, 12/04/2019, 12/11/2019	36,354,560	36,218,000	0.49%
Hanjin International Corp., 1M USD LIBOR + 2.500% — 4.299% 10/18/2020	10/31/2019	3,301,637	3,310,365	0.04%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 6.159% 6/23/2023	10/04/2017, 10/5/2017, 10/6/2017, 10/11/2017, 11/19/2018, 11/27/2018, 1/11/2019, 2/8/2019, 3/11/2019, 5/29/2019	30,912,414	28,806,137	0.39%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 7.549% 12/22/2024	8/11/2017, 1/11/2019, 6/18/2019, 6/19/2019	13,979,680	14,014,881	0.19%
MB2LTL, 2M USD LIBOR + 9.250% — 11.085% 11/30/2023	12/2/2016, 1/31/2017	6,749,921	6,786,010	0.09%
MEC Filo TL 1, 1M USD LIBOR + 9.500% — 11.50% 2/12/2021	11/7/2019	19,592,565	19,768,000	0.26%
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 8.400% 11/25/2024	11/25/2019, 12/12/2019, 12/13/2019, 12/18/2019, 12/31/2019	12,490,354	12,335,008	0.16%
OTGTL, 3M USD LIBOR + 7.000% — 8.981% 8/23/2021	8/26/2016, 8/26/2016, 2/28/2017, 5/26/2017, 6/14/2017, 8/30/2017, 11/30/2017, 1/26/2018, 1/26/2018, 3/8/2018, 5/09/2018, 5/15/2018, 6/13/2018, 7/13/2018, 8/17/2018, 10/10/2018	25,374,411	25,518,274	0.34%
PHI GROUP, Inc.	8/19/2019	21,626,709	16,916,198	0.22%
PHI GROUP, Inc., Restricted	8/19/2019	9,504,696	7,825,532	0.10%
Polyconcept North America Holdings, Inc., 1M USD LIBOR + 4.500% — 6.200% 8/16/2023	11/18/2019	24,495,570	24,681,143	0.33%
SDTL, 11/22/2021	12/22/2016	9,718,649	9,752,713	0.13%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a% of Net Assets
Transform SR Holdings LLC Term Loan B, 3M USD LIBOR + 7.250% — 9.184% 2/12/2024	2/11/2019, 2/19/2019, 8/2/2019, 9/5/2019, 9/11/2019, 11/22/2019, 12/16/2019	$30,376,450	$30,268,605	0.40%
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 5.945% 9/9/2021	9/8/2016, 5/22/2017, 10/18/2017, 6/13/2019, 6/28/2019, 9/24/2019	28,323,351	28,080,803	0.38%
ZW1L, 3M USD LIBOR + 5.000% — 6.930% 11/16/2022	11/17/2016, 12/10/2019	14,538,007	14,546,532	0.19%
ZW2L, 3M USD LIBOR + 9.000% — 10.950% 11/16/2023	11/17/2016, 12/10/2019	3,329,342	3,361,417	0.04%
TOTAL RESTRICTED SECURITIES		$353,760,444	$345,445,423	4.59%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$24,741,730	$24,741,730
Industrials	$993,958	—	—	993,958
Commercial Mortgage-Backed Securities
Agency	—	$125,102,359	—	125,102,359
Agency Stripped	—	208,365,335	—	208,365,335
Non-Agency	—	320,531,878	—	320,531,878
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	195,621,556	—	195,621,556
Agency Pool Adjustable Rate	—	562,890	—	562,890
Agency Pool Fixed Rate	—	635,567,816	—	635,567,816
Agency Stripped	—	88,792,244	—	88,792,244
Non-Agency Collateralized Mortgage Obligation	—	459,933,730	47,556,432	507,490,162
Asset-Backed Securities
Auto	—	1,370,530,214	—	1,370,530,214
Collateralized Loan Obligation	—	697,633,325	—	697,633,325
Credit Card	—	284,547,490	—	284,547,490
Equipment	—	1,230,669,538	21,611,841	1,252,281,379
Other	—	313,526,795	—	313,526,795
Corporate Bonds & Notes	—	131,486,029	—	131,486,029
Corporate Bank Debt	—	228,635,738	92,067,954	320,703,692
U.S. Treasuries	—	1,015,737,572	—	1,015,737,572
Short-Term Investment	—	13,469,000	—	13,469,000
	$993,958	$7,320,713,509	$185,977,957	$7,507,685,424

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2019:

Investments	Beginning Value at September 30, 2019	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at December 31, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2019
Common Stocks	$31,631,350	$(6,889,620)	—	—	—	$24,741,730	$(6,889,620)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	—	7,537	$47,548,895	—	—	47,556,432	7,432
Asset-Backed Securities Equipment	22,765,958	25,610	—	$(1,179,727)	—	21,611,841	24,858
Corporate Bank Debt	76,885,246	97,714	$33,713,543	(18,628,549)	—	92,067,954	(51,201)
	$131,282,554	$(6,758,759)	$81,262,438	$(19,808,276)	—	$185,977,957	$(6,908,531)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, Level 2 or Level 3 during the period ended December 31, 2019.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2019:

Financial Assets	Fair Value at December 31, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$24,741,730	Restricted Assets (a)	Quotes/Prices	$6.50

Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$47,556,432	Third-Party Broker Quote (b)	Quotes/Prices	$100.02

Asset-Backed Securities - Equipment	$21,611,841	Third-Party Broker Quote (b)	Quotes/Prices	$98.42

Corporate Bank Debt	$59,964,946	Pricing Vendor	Prices	$99.49 - $99.95
	32,103,008	Most Recent Capitalization (Funding) (c)	Cost	$99.02 - $100.00

(a)         The fair value of the investment is based on the recent trade activity obtained from market makers in the security.

(b)         The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c)          The significant unobservable inputs used in the fair value measurment are based on the most recent funding.  If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2019 (excluding short-term investments), was $7,499,175,419 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$54,835,910
Gross unrealized depreciation:	(59,794,905)
Net unrealized depreciation:	$(4,958,995)